Acquisition of businesses and purchase accounting - Purchase Price Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Acquisition of businesses and purchase accounting
Balance, September 30, 2020 (current $857 plus long-term $560)	$ 1,417
Addition from acquisitions	2,335
Accretion of interest	38
Payments	(1,274)
Balance, September 30, 2021 (current $2,383 plus long-term $133)	2,516
Contingent consideration, Current	2,383	$ 857
Contingent consideration, Non-Current	$ 133	$ 560